                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22958

                   DUFF & PHELPS SELECT ENERGY MLP FUND INC.
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              (exact name of registrant as specified in charter)

                100 Pearl Street, 7th Floor, Hartford, CT 06103
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                   (Address of principal executive offices)

            William Renahan, Esq., Virtus Investment Partners, Inc.
                     100 Pearl Street, Hartford, CT 06103
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                    (Name and Address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 11/30

Date of Reporting Period: 07/01/2015 - 06/30/2016

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22958
Reporting Period: 07/01/2015 - 06/30/2016
Duff & Phelps Select Energy MLP Fund Inc.









================== Duff & Phelps Select Energy MLP Fund Inc. ===================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management


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CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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DCP MIDSTREAM PARTNERS, LP

Ticker:       DPM            Security ID:  23311P100
Meeting Date: APR 28, 2016   Meeting Type: Special
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management


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GASLOG PARTNERS LP

Ticker:       GLOP           Security ID:  Y2687W108
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Robert B. Allardice, III For       For          Management
2     Ratify Deloitte LLP as Auditors         For       For          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 12, 2015   Meeting Type: Annual
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew Beveridge         For       For          Management
2     Please vote FOR if Units are Owned by   For       Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       For          Management


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NUSTAR ENERGY LP

Ticker:       NS             Security ID:  67058H102
Meeting Date: JAN 28, 2016   Meeting Type: Special
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management


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SEADRILL PARTNERS LLC

Ticker:       SDLP           Security ID:  Y7545W109
Meeting Date: SEP 28, 2015   Meeting Type: Annual
Record Date:  AUG 06, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bert M. Bekker           For       For          Management


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SUNOCO LOGISTICS PARTNERS L.P.

Ticker:       SXL            Security ID:  86764L108
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 17, 2016   Meeting Type: Annual
Record Date:  MAR 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rene R. Joyce            For       For          Management
1.2   Elect Director Waters S. Davis, IV      For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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TARGA RESOURCES PARTNERS LP

Ticker:       NGLS           Security ID:  87611X105
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By:  /s/ George R. Aylward
     ----------------------------
     George R. Aylward, President

Date: August 11, 2016